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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Fred Berger                                  NEW YORK, NEW YORK                    AUGUST  14, 2007
---------------------------                 ---------------------------    -------------------------------------
        [Signature]                                 [City, State]                            [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                      124
                                                              ------------------

Form 13F Information Table Value Total:                               $1,501,036
                                                              ------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         --------          ---------------------------        ------------------

         None.

                                                         Angelo, Gordon & Co., L.P.
                                                         Form 13F Information Table
                                                         Quarter ended June 30, 2007

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
24/7 REAL MEDIA INC        COM NEW    901314203 $11,730 1,000,000 SH         SOLE                            1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

ACADIA PHARMACEUTICALS
INC                        COM        004225108  $1,367   100,000 SH   Call  SOLE                              100,000
-----------------------------------------------------------------------------------------------------------------------------------

ACCESS INTEGRATED
TECHNLGS I                 CLA        004329108  $3,662   452,632 SH         SOLE                              452,632
-----------------------------------------------------------------------------------------------------------------------------------

AETNA INC                  COM        00817Y108  $2,717    55,000 SH         SOLE                               55,000
-----------------------------------------------------------------------------------------------------------------------------------

AKORN INC                  COM        009728106    $839   120,000 SH         SOLE                              120,000
-----------------------------------------------------------------------------------------------------------------------------------

ALEXION PHARMACEUTICALS
INC                        COM        015351109  $2,704    60,000 SH   Call  SOLE                               60,000
-----------------------------------------------------------------------------------------------------------------------------------

ALLERGAN INC               COM        018490102  $3,458    60,000 SH         SOLE                               60,000
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCE DATA SYSTEMS
CORP                       COM        018581108 $29,822   385,900 SH         SOLE                              385,900
-----------------------------------------------------------------------------------------------------------------------------------

ALLTEL CORP                COM        020039103 $30,620   453,300 SH         SOLE                              453,300
-----------------------------------------------------------------------------------------------------------------------------------

AMYLIN PHARMACEUTICALS
INC                        COM        032346108  $3,704    90,000 SH         SOLE                               90,000
-----------------------------------------------------------------------------------------------------------------------------------

AQUANTIVE INC              COM        03839G105 $47,850   750,000 SH         SOLE                              750,000
-----------------------------------------------------------------------------------------------------------------------------------

AQUANTIVE INC              COM        03839G105  $6,839   107,200 SH   Put   SOLE                              107,200
-----------------------------------------------------------------------------------------------------------------------------------

ARCHSTONE SMITH TR         COM        039583109 $75,661 1,280,000 SH         SOLE                            1,280,000
-----------------------------------------------------------------------------------------------------------------------------------

ARIAD PHARMACEUTICALS
INC                        COM        04033A100  $1,405   256,000 SH         SOLE                              256,000
-----------------------------------------------------------------------------------------------------------------------------------

ARMOR HOLDINGS INC         COM        042260109 $43,053   495,600 SH         SOLE                              495,600
-----------------------------------------------------------------------------------------------------------------------------------

ARTHROCARE CORP            COM        043136100  $1,317    30,000 SH         SOLE                               30,000
-----------------------------------------------------------------------------------------------------------------------------------

AVALONBAY CMNTYS INC       COM        053484101 $10,557    88,800 SH         SOLE                               88,800
-----------------------------------------------------------------------------------------------------------------------------------

AVAYA INC                  COM        053499109 $25,277 1,501,000 SH         SOLE                            1,501,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

BIOGEN IDEC INC            COM        09062X103  $2,675    50,000 SH         SOLE                               50,000
-----------------------------------------------------------------------------------------------------------------------------------

BOSTON PROPERTIES INC      COM        101121101  $4,085    40,000 SH         SOLE                               40,000
-----------------------------------------------------------------------------------------------------------------------------------

BOYD GAMING CORP           COM        103304101  $3,419    69,500 SH   Call  SOLE                               69,500
-----------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB CO    COM        110122108  $4,103   130,000 SH         SOLE                              130,000
-----------------------------------------------------------------------------------------------------------------------------------

BROOKDALE SR LIVING INC    COM        112463104 $21,678   475,700 SH         SOLE                              475,700
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD ASSET MGMT      CLA LTD
INC                        VT SH      112585104 $21,126   529,475 SH         SOLE                              529,475
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP      COM        112723101  $5,009   172,200 SH         SOLE                              172,200
-----------------------------------------------------------------------------------------------------------------------------------
                           SH BEN INT
BRT RLTY TR                NEW        055645303  $3,108   119,500 SH         SOLE                              119,500
-----------------------------------------------------------------------------------------------------------------------------------

CB RICHARD ELLIS GROUP
INC                        CLA        12497T101  $1,278    35,000 SH         SOLE                               35,000
-----------------------------------------------------------------------------------------------------------------------------------

CELGENE CORP               COM        151020104    $745    13,000 SH         SOLE                               13,000
-----------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC               COM        156708109  $4,180    52,000 SH   Call  SOLE                               52,000
-----------------------------------------------------------------------------------------------------------------------------------

CNX GAS CORP               COM        12618H309  $7,650   250,000 SH         SOLE                              250,000
-----------------------------------------------------------------------------------------------------------------------------------

COGDELL SPENCER INC        COM        19238U107  $6,914   335,800 SH         SOLE                              335,800
-----------------------------------------------------------------------------------------------------------------------------------

COMPUCREDIT CORP           COM        20478N100 $20,382   582,000 SH         SOLE                              582,000
-----------------------------------------------------------------------------------------------------------------------------------

COOPER COS INC             COM        216648402  $1,600    30,000 SH         SOLE                               30,000
-----------------------------------------------------------------------------------------------------------------------------------

CORRECTIONS CORP AMER
NEW                        COM NEW    22025Y407 $21,788   345,241 SH         SOLE                              345,241
-----------------------------------------------------------------------------------------------------------------------------------

COVANSYS CORP              COM        22281W103  $2,714    80,000 SH         SOLE                               80,000
-----------------------------------------------------------------------------------------------------------------------------------
                           PFD CONV EX
CYCLACEL PHARMACEUTICALS
INC                        6%         23254L207  $1,368   196,000 SH         SOLE                              196,000
-----------------------------------------------------------------------------------------------------------------------------------

CYTYC CORP                 COM        232946103 $25,866   600,000 SH         SOLE                              600,000
-----------------------------------------------------------------------------------------------------------------------------------

DELTA FINANCIAL CORP       COM        247918105  $3,223   262,700 SH         SOLE                              262,700
-----------------------------------------------------------------------------------------------------------------------------------




                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

DIGENE CORP                COM        253752109  $8,149   135,700 SH         SOLE                              135,700
-----------------------------------------------------------------------------------------------------------------------------------

DOW JONES & CO INC         COM        260561105 $16,373   285,000 SH         SOLE                              285,000
-----------------------------------------------------------------------------------------------------------------------------------

EFUNDS CORP                COM        28224R101 $36,172 1,025,000 SH         SOLE                            1,025,000
-----------------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP            COM        319963104 $73,508 2,250,000 SH         SOLE                            2,250,000
-----------------------------------------------------------------------------------------------------------------------------------

FLORIDA ROCK INDS INC      COM        341140101 $13,223   195,900 SH         SOLE                              195,900
-----------------------------------------------------------------------------------------------------------------------------------

GASTAR EXPL LTD            COM        367299104  $5,311 2,590,827 SH         SOLE                            2,590,827
-----------------------------------------------------------------------------------------------------------------------------------

GAYLORD ENTMT CO NEW       COM        367905106  $3,755    70,000 SH         SOLE                               70,000
-----------------------------------------------------------------------------------------------------------------------------------

GENENTECH INC              COM NEW    368710406  $2,270    30,000 SH         SOLE                               30,000
-----------------------------------------------------------------------------------------------------------------------------------

GEO GROUP INC              COM        36159R103 $31,312 1,076,000 SH         SOLE                            1,076,000
-----------------------------------------------------------------------------------------------------------------------------------

GEOMET INC DEL             COM        37250U201  $3,064   400,000 SH         SOLE                              400,000
-----------------------------------------------------------------------------------------------------------------------------------

GIGABEAM CORP              COM        37517W107    $219    81,402 SH         SOLE                               81,402
-----------------------------------------------------------------------------------------------------------------------------------

GILEAD SCIENCES INC        COM        375558103    $621    16,000 SH         SOLE                               16,000
-----------------------------------------------------------------------------------------------------------------------------------

HARRAHS ENTMT INC          COM        413619107 $93,786 1,100,000 SH         SOLE                            1,100,000
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH MGMT ASSOC
INC NEW                    CLA        421933102  $1,477   130,000 SH         SOLE                              130,000
-----------------------------------------------------------------------------------------------------------------------------------

HEALTHSOUTH CORP           COM NEW    421924309  $2,354   130,000 SH         SOLE                              130,000
-----------------------------------------------------------------------------------------------------------------------------------

HERCULES OFFSHORE INC      COM        427093109  $6,793   209,800 SH         SOLE                              209,800
-----------------------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP         COM        432848109 $19,831   592,500 SH         SOLE                              592,500
-----------------------------------------------------------------------------------------------------------------------------------

HOLOGIC INC                COM        436440101  $3,584    64,800 SH   Call  SOLE                               64,800
-----------------------------------------------------------------------------------------------------------------------------------

HOME DEPOT INC             COM        437076102  $6,886   175,000 SH         SOLE                              175,000
-----------------------------------------------------------------------------------------------------------------------------------

HUNTSMAN CORP              COM        447011107 $53,076 2,183,300 SH         SOLE                            2,183,300
-----------------------------------------------------------------------------------------------------------------------------------




                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

IMMUNOMEDICS INC           COM        452907108    $369    89,000 SH         SOLE                               89,000
-----------------------------------------------------------------------------------------------------------------------------------

INDEVUS PHARMACEUTICALS
INC                        COM        454072109  $1,275   189,400 SH         SOLE                              189,400
-----------------------------------------------------------------------------------------------------------------------------------

IPSCO INC                  COM        462622101 $11,122    70,000 SH         SOLE                               70,000
-----------------------------------------------------------------------------------------------------------------------------------
                           S&P 500
ISHARES TR                 INDEX      464287200  $8,429    56,000 SH   Put   SOLE                               56,000
-----------------------------------------------------------------------------------------------------------------------------------

ISTAR FINL INC             COM        45031U101 $35,794   807,450 SH         SOLE                              807,450
-----------------------------------------------------------------------------------------------------------------------------------

ITRON INC                  COM        465741106 $13,555   173,913 SH         SOLE                              173,913
-----------------------------------------------------------------------------------------------------------------------------------

ITURAN LOCATION AND
CONTROL                    SHS        M6158M104    $201    16,197 SH         SOLE                               16,197
-----------------------------------------------------------------------------------------------------------------------------------

JINPAN INTL LTD            ORD        G5138L100  $3,032   157,895 SH         SOLE                              157,895
-----------------------------------------------------------------------------------------------------------------------------------

KERYX BIOPHARMACEUTICALS
INC                        COM        492515101  $2,052   210,000 SH         SOLE                              210,000
-----------------------------------------------------------------------------------------------------------------------------------

KILROY RLTY CORP           COM        49427F108  $5,724    80,800 SH         SOLE                               80,800
-----------------------------------------------------------------------------------------------------------------------------------

KINETIC CONCEPTS INC       COM NEW    49460W208  $2,858    55,000 SH   Call  SOLE                               55,000
-----------------------------------------------------------------------------------------------------------------------------------

LAIDLAW INTL INC           COM        50730R102 $44,027 1,274,300 SH         SOLE                            1,274,300
-----------------------------------------------------------------------------------------------------------------------------------

MAGUIRE PPTYS INC          COM        559775101 $10,375   302,200 SH         SOLE                              302,200
-----------------------------------------------------------------------------------------------------------------------------------

MANOR CARE INC NEW         COM        564055101  $2,938    45,000 SH         SOLE                               45,000
-----------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC             COM        589331107  $3,237    65,000 SH         SOLE                               65,000
-----------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC             COM        589331107  $3,237    65,000 SH   Put   SOLE                               65,000
-----------------------------------------------------------------------------------------------------------------------------------

MOLINA HEALTHCARE INC      COM        60855R100  $1,373    45,000 SH         SOLE                               45,000
-----------------------------------------------------------------------------------------------------------------------------------

MONOGRAM BIOSCIENCE INC    COM        60975U108  $1,411   835,000 SH         SOLE                              835,000
-----------------------------------------------------------------------------------------------------------------------------------

NEUROMETRIX INC            COM        641255104  $1,359   140,000 SH         SOLE                              140,000
-----------------------------------------------------------------------------------------------------------------------------------

NEXTWAVE WIRELESS INC      COM        65337Y102  $5,692   681,685 SH         SOLE                              681,685
-----------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

NORTHWESTERN COR COM       COM NEW    668074305 $44,945 1,412,906 SH         SOLE                            1,412,906
-----------------------------------------------------------------------------------------------------------------------------------

NOVEN PHARMACEUTICALS INC  COM        670009109  $1,252    53,400 SH   Call  SOLE                               53,400
-----------------------------------------------------------------------------------------------------------------------------------

NUVASIVE INC               COM        670704105  $1,459    54,000 SH         SOLE                               54,000
-----------------------------------------------------------------------------------------------------------------------------------

OCWEN FINL CORP            COM NEW    675746309 $28,660 2,150,000 SH         SOLE                            2,150,000
-----------------------------------------------------------------------------------------------------------------------------------

                           DBCV 3.250%
OMNICARE INC               12/1       681904AL2  $4,214 5,000,000PRN         SOLE                            5,000,000
-----------------------------------------------------------------------------------------------------------------------------------

OMRIX BIOPHARMACEUTICALS
INC                        COM        681989109  $2,989    95,000 SH         SOLE                               95,000
-----------------------------------------------------------------------------------------------------------------------------------

OMRIX BIOPHARMACEUTICALS
INC                        COM        681989109  $1,258    40,000 SH   Put   SOLE                               40,000
-----------------------------------------------------------------------------------------------------------------------------------

ONYX PHARMACEUTICALS INC   COM        683399109  $1,426    53,000 SH   Put   SOLE                               53,000
-----------------------------------------------------------------------------------------------------------------------------------

ORIGEN FINL INC            COM        68619E208  $5,757   873,000 SH         SOLE                              873,000
-----------------------------------------------------------------------------------------------------------------------------------

OWENS CORNING NEW          COM        690742101 $49,412 1,469,278 SH         SOLE                            1,469,278
-----------------------------------------------------------------------------------------------------------------------------------

PEDIATRIX MED GROUP        COM        705324101  $1,257    22,800 SH         SOLE                               22,800
-----------------------------------------------------------------------------------------------------------------------------------

PHARMION CORP              COM        71715B409  $1,737    60,000 SH         SOLE                               60,000
-----------------------------------------------------------------------------------------------------------------------------------

POST PPTYS INC             COM        737464107 $15,858   304,200 SH         SOLE                              304,200
-----------------------------------------------------------------------------------------------------------------------------------

POZEN INC                  COM        73941U102  $1,536    85,000 SH         SOLE                               85,000
-----------------------------------------------------------------------------------------------------------------------------------

POZEN INC                  COM        73941U102  $1,536    85,000 SH   Put   SOLE                               85,000
-----------------------------------------------------------------------------------------------------------------------------------

PROGENICS PHARMACEUTICALS
IN                         COM        743187106  $1,801    83,500 SH         SOLE                               83,500
-----------------------------------------------------------------------------------------------------------------------------------

PROLOGIS                   SH BEN INT 743410102  $5,121    90,000 SH         SOLE                               90,000
-----------------------------------------------------------------------------------------------------------------------------------

PSYCHIATRIC SOLUTIONS INC  COM        74439H108  $2,720    75,000 SH         SOLE                               75,000
-----------------------------------------------------------------------------------------------------------------------------------

QUEST RESOURCE CORP        COM NEW    748349305  $5,840   500,000 SH         SOLE                              500,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

REPUBLIC PROPERTY TR       COM        760737106  $5,745   469,000 SH         SOLE                              469,000
------------------------------------------------------------------------------------------------------------------------------------

RESMED INC                 COM        761152107  $1,320    32,000 SH         SOLE                               32,000
-----------------------------------------------------------------------------------------------------------------------------------

RESPIRONICS INC            COM        761230101  $2,768    65,000 SH         SOLE                               65,000
-----------------------------------------------------------------------------------------------------------------------------------

SALTON INC                 COM        795757103    $795   472,161 SH         SOLE                              472,161
-----------------------------------------------------------------------------------------------------------------------------------

SCHERING PLOUGH CORP       COM        806605101  $3,957   130,000 SH         SOLE                              130,000
-----------------------------------------------------------------------------------------------------------------------------------

SCHERING PLOUGH CORP       COM        806605101  $3,957   130,000 SH   Put   SOLE                              130,000
-----------------------------------------------------------------------------------------------------------------------------------

SEPRACOR INC               NOTE       817315AW4  $4,640 5,000,000PRN         SOLE                            5,000,000
-----------------------------------------------------------------------------------------------------------------------------------

SEPRACOR INC               COM        817315104  $2,461    60,000 SH   Call  SOLE                               60,000
-----------------------------------------------------------------------------------------------------------------------------------

SIERRA HEALTH SVCS INC     COM        826322109 $47,064 1,131,900 SH         SOLE                            1,131,900
-----------------------------------------------------------------------------------------------------------------------------------

SL GREEN RLTY CORP         COM        78440X101 $17,320   139,800 SH         SOLE                              139,800
-----------------------------------------------------------------------------------------------------------------------------------

SLM CORP                   COM        78442P106 $53,204   924,000 SH         SOLE                              924,000
-----------------------------------------------------------------------------------------------------------------------------------

SLM CORP                   COM        78442P106  $2,879    50,000 SH   Call  SOLE                               50,000
-----------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS
INC                        COM        834453102  $2,306   189,600 SH         SOLE                              189,600
-----------------------------------------------------------------------------------------------------------------------------------

STANDARD PAC CORP NEW      COM        85375C101  $6,136   350,000 SH   Call  SOLE                              350,000
-----------------------------------------------------------------------------------------------------------------------------------

STARWOOD HOTELS&RESORTS
WRLD                       COM        85590A401 $16,093   239,941 SH         SOLE                              239,941
-----------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP               COM        863667101  $2,744    43,500 SH         SOLE                               43,500
-----------------------------------------------------------------------------------------------------------------------------------

SUNRISE SENIOR LIVING
INC                        COM        86768K106 $24,590   614,900 SH         SOLE                              614,900
-----------------------------------------------------------------------------------------------------------------------------------

SUSSER HLDGS CORP          COM        869233106  $6,316   389,618 SH         SOLE                              389,618
-----------------------------------------------------------------------------------------------------------------------------------

TAUBMAN CTRS INC           COM        876664103  $8,421   169,744 SH         SOLE                              169,744
-----------------------------------------------------------------------------------------------------------------------------------

THOMAS PPTYS GROUP INC     COM        884453101  $6,879   430,500 SH         SOLE                              430,500
-----------------------------------------------------------------------------------------------------------------------------------

THORATEC CORP              COM NEW    885175307  $1,333    72,500 SH         SOLE                               72,500
-----------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                              FAIR MARKET SHARES OR
                           TITLE       CUSIP      VALUE   PRINCIPAL SH/ PUT/         SHARED    SHARED    OTHER
ISSUER                    OF CLASS     NUMBER     (IN      AMOUNT  PRN  CALL SOLE    DEFINED   OTHER    MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

TIME WARNER CABLE INC      CLA        88732J108 $18,678   476,855 SH         SOLE                              476,855
-----------------------------------------------------------------------------------------------------------------------------------

TODCO                      COM        88889T107 $17,213   364,600 SH         SOLE                              364,600
-----------------------------------------------------------------------------------------------------------------------------------

TXU CORP                   COM        873168108 $43,274   643,000 SH         SOLE                              643,000
-----------------------------------------------------------------------------------------------------------------------------------

VCA ANTECH INC             COM        918194101  $1,319    35,000 SH         SOLE                               35,000
-----------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC              COM        94973V107  $2,794    35,000 SH         SOLE                               35,000
-----------------------------------------------------------------------------------------------------------------------------------

WILD OATS MARKETS INC      COM        96808B107 $12,735   759,827 SH         SOLE                              759,827
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                  $1,501,036
thousands)

